Segment Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	¥ 56,522,674	¥ 55,400,017
Total assets	93,601,350	90,114,296	¥ 74,303,180
North america [member]
Disclosure of operating segments [line items]
Revenues from external customers	16,981,710	15,784,361	12,211,120
Non-current assets	7,242,318	6,679,478	5,793,572
Total assets	33,423,938	31,886,959	26,024,734
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Total assets	¥ 15,643,613	¥ 15,790,074	¥ 11,101,175